Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2012
Recently issued accounting pronouncements
2.	Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820)”. This ASU amends the accounting and disclosure requirements for fair value measurements. The new guidance expands the disclosures about fair value measurements categorized within Level 3 of the fair value hierarchy and requires categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. The adoption of this guidance in 2012 did not have a material impact on the Company’s consolidated financial statements.

(b)	Recent accounting guidance not yet adopted

The FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities and ASU 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These newly issued accounting standards require an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on an entity’s financial position. These ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods beginning on or after January 1, 2013. As these accounting standards only require enhanced disclosure, the adoption of these standards is not expected to have an impact the Company’s financial position or results of operations.

The FASB issued ASU 2013-02, Comprehensive Income (Topic 220). This newly issued accounting standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This ASU is required to be applied prospectively for fiscal years, and interim periods beginning after December 15, 2012. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact the Company’s financial position or results of operations.